Employee benefit plans (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Company match of voluntary contributions made by employees, percentage of base salary	5.00%
Contributions made by the Company during the year	CAD 1,028	CAD 1,215	CAD 1,565